Employee Benefit Expense (Details) - Schedule employee benefit expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Expense (Details) - Schedule employee benefit expense [Line Items]
Wages and salaries	$ 10,342,192	$ 10,017,927	$ 9,350,088
Labour and health insurance fees	756,230	800,598	707,521
Pension	445,451	465,429	434,386
Share option expenses	346,122	375,941	142,416
Other personnel expenses	305,094	269,530	277,967
Total employee benefit expense	12,195,089	11,929,425	10,912,378
Cost of revenue [Member]
Employee Benefit Expense (Details) - Schedule employee benefit expense [Line Items]
Wages and salaries	202,983	219,051	204,371
Labour and health insurance fees	20,413	23,650	18,991
Pension	11,942	12,942	11,649
Share option expenses
Other personnel expenses			1,900
Total employee benefit expense	235,338	255,643	236,911
Operating expenses [Member]
Employee Benefit Expense (Details) - Schedule employee benefit expense [Line Items]
Wages and salaries	10,139,209	9,798,876	9,145,717
Labour and health insurance fees	735,817	776,948	688,530
Pension	433,509	452,487	422,737
Share option expenses	346,122	375,941	142,416
Other personnel expenses	305,094	269,530	276,067
Total employee benefit expense	$ 11,959,751	$ 11,673,782	$ 10,675,467